Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 503	$ 500	$ 407	$ 436	$ 316	$ 221
Accounts receivable, net	1,044	933		910
Fiduciary assets	9,910	9,271		9,338
Deferred tax assets	10	13		44
Other current assets	207	181		259
Total current assets	11,674	10,898		10,987
Investments in subsidiaries	0	0		0
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	452	468		406
Goodwill	2,829	2,827		3,295	3,294
Other intangible assets, net	373	385		420
Investments in associates	177	174		170
Deferred tax assets	15	18		22
Pension benefits asset	213	136		145
Other non-current assets	205	206		283
Total non-current assets	4,264	4,214		4,741
TOTAL ASSETS	15,938	15,112		15,728
CURRENT LIABILITIES
Fiduciary liabilities	9,910	9,271		9,338
Deferred revenue and accrued expenses	414	541		320
Income taxes payable	34	19		15
Short-term debt and current portion of long-term debt	17	15		15
Deferred tax liabilities	32	21		26
Other current liabilities	358	327		282
Total current liabilities	10,765	10,194		9,996
NON-CURRENT LIABILITIES
Long-term debt	2,326	2,338		2,354
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	18	18		32
Provisions for liabilities	202	180		196	179
Other non-current liabilities	371	375		363
Total non-current liabilities	3,173	3,193		3,215
Total liabilities	13,938	13,387		13,211
EQUITY
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	23	26		31
Total equity	2,000	1,725	2,711	2,517	2,608	2,229
TOTAL LIABILITIES AND EQUITY	15,938	15,112		15,728
Willis Group Holdings
CURRENT ASSETS
Cash and cash equivalents	1	1	0	0	0	0
Accounts receivable, net	0	0		2
Fiduciary assets	0	0		0
Deferred tax assets	0	1		0
Other current assets	1	1		1
Total current assets	2	3		3
Investments in subsidiaries	(1,215)	(1,542)		(1,023)
Amounts owed by (to) Group undertakings	4,047	4,091		4,354
NON-CURRENT ASSETS
Fixed assets, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	4	5		5
Total non-current assets	4	5		5
TOTAL ASSETS	2,838	2,557		3,339
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	3	2		2
Income taxes payable	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	1	1		0
Other current liabilities	62	60		56
Total current liabilities	66	63		58
NON-CURRENT LIABILITIES
Long-term debt	795	795		795
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		0
Provisions for liabilities	0	0		0
Other non-current liabilities	0	0		0
Total non-current liabilities	795	795		795
Total liabilities	861	858		853
EQUITY
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	0	0		0
Total equity	1,977	1,699		2,486
TOTAL LIABILITIES AND EQUITY	2,838	2,557		3,339
The Other Guarantors
CURRENT ASSETS
Cash and cash equivalents	5	0	0	0	0	0
Accounts receivable, net	0	0		0
Fiduciary assets	0	0		0
Deferred tax assets	0	0		1
Other current assets	91	65		52
Total current assets	96	65		53
Investments in subsidiaries	2,763	2,493		3,778
Amounts owed by (to) Group undertakings	(3,926)	(3,959)		(4,716)
NON-CURRENT ASSETS
Fixed assets, net	12	11		4
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	138	134		170
Total non-current assets	150	145		174
TOTAL ASSETS	(917)	(1,256)		(711)
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	0	0		0
Income taxes payable	34	25		40
Short-term debt and current portion of long-term debt	15	15		11
Deferred tax liabilities	4	0		0
Other current liabilities	0	0		11
Total current liabilities	53	40		62
NON-CURRENT LIABILITIES
Long-term debt	266	274		289
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		5
Provisions for liabilities	0	0		0
Other non-current liabilities	5	5		9
Total non-current liabilities	271	279		303
Total liabilities	324	319		365
EQUITY
Total Willis Group Holdings shareholders' equity	(1,241)	(1,575)		(1,076)
Noncontrolling interests	0	0		0
Total equity	(1,241)	(1,575)		(1,076)
TOTAL LIABILITIES AND EQUITY	(917)	(1,256)		(711)
The Issuer
CURRENT ASSETS
Cash and cash equivalents	0	0	0	163	76	104
Accounts receivable, net	2	0		3
Fiduciary assets	0	0		0
Deferred tax assets	0	0		0
Other current assets	25	38		21
Total current assets	27	38		187
Investments in subsidiaries	646	553		1,482
Amounts owed by (to) Group undertakings	653	687		476
NON-CURRENT ASSETS
Fixed assets, net	57	63		59
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Investments in associates	0	0		0
Deferred tax assets	0	0		0
Pension benefits asset	0	0		0
Other non-current assets	34	41		43
Total non-current assets	91	104		102
TOTAL ASSETS	1,417	1,382		2,247
CURRENT LIABILITIES
Fiduciary liabilities	0	0		0
Deferred revenue and accrued expenses	15	0		0
Income taxes payable	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	0	0		1
Other current liabilities	49	73		57
Total current liabilities	64	73		58
NON-CURRENT LIABILITIES
Long-term debt	1,264	1,268		1,270
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	0	0		35
Provisions for liabilities	0	0		0
Other non-current liabilities	6	7		9
Total non-current liabilities	1,270	1,275		1,314
Total liabilities	1,334	1,348		1,372
EQUITY
Total Willis Group Holdings shareholders' equity	83	34		875
Noncontrolling interests	0	0		0
Total equity	83	34		875
TOTAL LIABILITIES AND EQUITY	1,417	1,382		2,247
Other
CURRENT ASSETS
Cash and cash equivalents	497	499	407	273	240	117
Accounts receivable, net	1,015	904		877
Fiduciary assets	10,799	10,071		9,941
Deferred tax assets	11	18		43
Other current assets	263	241		271
Total current assets	12,585	11,733		11,405
Investments in subsidiaries	3,807	3,824		3,848
Amounts owed by (to) Group undertakings	(774)	(819)		(114)
NON-CURRENT ASSETS
Fixed assets, net	385	395		345
Goodwill	1,211	1,226		1,704
Other intangible assets, net	502	484		435
Investments in associates	(48)	(53)		(45)
Deferred tax assets	40	42		22
Pension benefits asset	213	136		145
Other non-current assets	165	157		192
Total non-current assets	2,468	2,387		2,798
TOTAL ASSETS	18,086	17,125		17,937
CURRENT LIABILITIES
Fiduciary liabilities	10,799	10,071		9,941
Deferred revenue and accrued expenses	397	543		318
Income taxes payable	137	120		30
Short-term debt and current portion of long-term debt	2	0		4
Deferred tax liabilities	28	25		25
Other current liabilities	277	216		185
Total current liabilities	11,640	10,975		10,503
NON-CURRENT LIABILITIES
Long-term debt	1	1		0
Liabilities for pension benefits	256	282		270
Deferred tax liabilities	43	42		(9)
Provisions for liabilities	213	188		198
Other non-current liabilities	361	363		345
Total non-current liabilities	874	876		804
Total liabilities	12,514	11,851		11,307
EQUITY
Total Willis Group Holdings shareholders' equity	5,549	5,248		6,599
Noncontrolling interests	23	26		31
Total equity	5,572	5,274		6,630
TOTAL LIABILITIES AND EQUITY	18,086	17,125		17,937
Consolidating adjustments
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	27	29		28
Fiduciary assets	(889)	(800)		(603)
Deferred tax assets	(1)	(6)		0
Other current assets	(173)	(164)		(86)
Total current assets	(1,036)	(941)		(661)
Investments in subsidiaries	(6,001)	(5,328)		(8,085)
Amounts owed by (to) Group undertakings	0	0		0
NON-CURRENT ASSETS
Fixed assets, net	(2)	(1)		(2)
Goodwill	1,618	1,601		1,591
Other intangible assets, net	(129)	(99)		(15)
Investments in associates	225	227		215
Deferred tax assets	(25)	(24)		0
Pension benefits asset	0	0		0
Other non-current assets	(136)	(131)		(127)
Total non-current assets	1,551	1,573		1,662
TOTAL ASSETS	(5,486)	(4,696)		(7,084)
CURRENT LIABILITIES
Fiduciary liabilities	(889)	(800)		(603)
Deferred revenue and accrued expenses	(1)	(4)		0
Income taxes payable	(137)	(126)		(55)
Short-term debt and current portion of long-term debt	0	0		0
Deferred tax liabilities	(1)	(5)		0
Other current liabilities	(30)	(22)		(27)
Total current liabilities	(1,058)	(957)		(685)
NON-CURRENT LIABILITIES
Long-term debt	0	0		0
Liabilities for pension benefits	0	0		0
Deferred tax liabilities	(25)	(24)		1
Provisions for liabilities	(11)	(8)		(2)
Other non-current liabilities	(1)	0		0
Total non-current liabilities	(37)	(32)		(1)
Total liabilities	(1,095)	(989)		(686)
EQUITY
Total Willis Group Holdings shareholders' equity	(4,391)	(3,707)		(6,398)
Noncontrolling interests	0	0		0
Total equity	(4,391)	(3,707)		(6,398)
TOTAL LIABILITIES AND EQUITY	$ (5,486)	$ (4,696)		$ (7,084)